Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Costs and expenses allocated from SINA(2)	$ 43,011	$ 51,848	$ 47,334
Related party outstanding balance:
Amount due from SINA	548,900	384,828
Accounts receivable due from Alibaba	492,010	422,225
Loans to and interest receivable	158,622	301,526
Impairment charges on loans to and interest receivable from other related parties	82,200
Revenues	1,689,931	1,766,914	1,718,518
Accounts receivable due from related party offset		38,700
Accounts payable due to related party offset		28,700
Accrued and other liabilities due to related party offset		10,000
Advertising and marketing revenues
Related party outstanding balance:
Revenues	$ 1,486,155	$ 1,530,211	1,499,180
SINA
Related party transactions
Loan agreement term	1 year	1 year
Loan to SINA	$ 473,777	$ 233,884	149,460
Loan repaid by SINA	181,697	43,567	101,060
Revenue billed through/for service provided to SINA(1)	62,102	137,223	90,645
Costs and expenses allocated from SINA(2)	43,011	51,848	47,334
Interest income on loan to SINA	13,458	9,295	2,425
Other costs and expenses billed by SINA	48,300	37,500	23,400
Costs and expenses paid by weibo on behalf of SINA and allocated	9,700
Related party outstanding balance:
Amount due from SINA	548,900	384,828
Loans to and interest receivable	$ 547,900	$ 236,600
Annual interest rate		4.50%
SINA | Minimum
Related party outstanding balance:
Annual interest rate	1.60%
SINA | Maximum
Related party outstanding balance:
Annual interest rate	4.50%
Alibaba
Related party transactions
Services provided by Alibaba	$ 52,338	$ 50,205	47,642
Alibaba | Advertiser
Related party outstanding balance:
Accounts receivable due from Alibaba	135,321	60,392
Advertising and marketing revenues from related party	152,000	97,772	117,696
Alibaba | Agent
Related party outstanding balance:
Advertising and marketing revenues from related party	36,597
Alibaba | Advertising and marketing revenues
Related party outstanding balance:
Revenues	188,597	97,772	117,696
Company A
Related party outstanding balance:
Loans to and interest receivable	79,762	160,010
Company B
Related party outstanding balance:
Loans to and interest receivable	$ 21,771	60,602
Company B | Minimum
Related party outstanding balance:
Annual interest rate	4.00%
Company B | Maximum
Related party outstanding balance:
Annual interest rate	10.00%
Company C
Related party outstanding balance:
Loans to and interest receivable	$ 41,205	40,982
Other related parties
Related party outstanding balance:
Accounts receivable due from Alibaba	42,530	99,675
Loans to and interest receivable	15,884	39,932
Advertising and marketing revenues from related party	46,500	117,000	130,200
Cost and expenses recognized from transactions with other related parties	48,100	31,200	$ 19,000
Accounts receivable due from other related parties	42,500	99,700
Accounts payable due to other related parties	30,800	10,700
Accrued and other liabilities due to other related parties	$ 4,800	$ 34,400